Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net loss	$ (1,158,803)	$ (923,645)	$ (1,610,685)	$ (1,824,690)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	171,592		207,035
Interest payable – related party		510,840	793,051	998,075
Gain on forgiveness of deferred compensation			(297,500)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(204,359)			6,682
Accounts payable and accrued expenses	(29,273)	(381,159)	(365,487)	333,000
Deferred compensation		30,000	45,000	60,000
Net cash used in operating activities	(1,220,843)	(763,964)	(1,228,586)	(426,933)
Cash flows from financing activities
Bank overdraft		(10,609)	(10,609)	10,609
Proceeds from sale of common stock units in public offering, net of offering costs			6,858,843
Proceeds from credit facilities – related party		779,011	1,055,717	392,179
Net cash provided by financing activities		768,402	7,903,951	402,788
Net increase (decrease) in cash	(1,220,843)	4,438	6,675,365	(24,145)
Cash, beginning of period	6,675,365			24,145
Cash, end of period	5,454,522	4,438	6,675,365
Supplemental information
Interest paid - related party			12,059
Income taxes paid	$ 1,600
Non-cash financing activities
Common shares issued upon conversion of Related Party Notes Payable and credit facilities			$ 14,821,935